COMMITMENTS AND CONTINGENCIES - Capital commitments (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
COMMITMENTS AND CONTINGENCIES.
2026	¥ 1,926,883
2027	831,372
2028	207,843
Total	¥ 2,966,098